ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS (Details) - Mar. 31, 2026 $ in Millions	USD ($)	CNY (¥)
Advance To Suppliers And Advance From Customers Abstract
Prepaid	$ 21.6	¥ 148,768,520